Legal Claims	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Legal Claims
24	Legal Claims
Find below the judicial deposits and the provision for contingencies as of December 31, 2025 e and 2024.

Judicial deposits	12/31/2025	12/31/2024
Tax	43,999	—

Total	43,999	—

Provision for contingencies	12/31/2025	12/31/2024
Tax	(44,171)	—
Labor	(275)	—

Total	(44,446)	—

Tax Claim
As a result of the business combination with Verde, Vinci Compass recognized, at the acquisition date, judicial deposits and a provision for contingencies related to the respective legal proceedings in the amounts of R$ 43,737 and R$ 43,980, respectively, in accordance with IFRS 3.
Pursuant to the share purchase agreement, any amounts ultimately realized or paid in connection with the settlement of the contingency, including the related judicial deposit, will be for the benefit of the former shareholders. Accordingly, this arrangement has been accounted for as a separate transaction from the business combination and, to the extent applicable, gives rise to a corresponding indemnification right. As a result, any gain or loss arising from the resolution of such contingency will not have an impact on Vinci Compass’ consolidated profit or loss.
INSS – Third-Party Contributions
On October 18, 2019, the Verde’s subsidiaries filed Writ of Mandamus
No. 5019677-75.2019.4.03.6100
(the “Writ of Mandamus”), assigned to the 22nd Federal Civil Court of São Paulo, seeking relief from the payment of third-party social security contributions calculated on payroll, as well as reimbursement of amounts paid over the previous five years.
As a result of the Writ of Mandamus, the Company recognized a provision for contingencies corresponding to the judicial deposits that have been and will be made.
As of December 31, 2025, the contingent liability amounts to R$ 44,171, with judicial deposits made as of the same date totaling R$ 43,999.
Labor Claim
In the third quarter of 2025, a labor lawsuit filed against Vinci Capital Gestora de Recursos Ltda has been assessed by management and its legal advisors as a probable loss, in the amount of R$ 275. Accordingly, a provision has been recognized in the financial statements to cover the estimated amount of the liability.
Find below the disputes classified as possible chance of loss segregated into labor and tax.

	12/31/2025	12/31/2024
Tax	20,515	23,327
Labor	157	540

Total	20,672	23,867

Tax Claims classified as possible loss
On March 21, 2018, the Brazilian federal revenue opened a tax assessment against Vinci Equities for the collection of open debts of IRPJ, CSLL, PIS and COFINS in the amount of R$ 20,515 (December 31, 2024: R$ 20,329) for the calendar year of 2013.
In the second quarter of 2025, Vinci Gestora de Recursos Ltda entered into an installment plan related to a tax administrative proceeding concerning social security contributions and settled its outstanding liabilities in the amount of R$974, a discount of approximately 75%.